Revenue Disaggregation of Revenue (Details) - USD ($) $ in Thousands	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Disaggregation of Revenue [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 15,000		$ 28,240
Revenues	134,526	$ 0	2,029,727	$ 0	$ 0
Lease Income	23,636	0	64,267	0	0
Retail [Member]
Disaggregation of Revenue [Line Items]
Revenues	96,139		1,899,662
Interest [Member]
Disaggregation of Revenue [Line Items]
Revenues	267		1,287
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,937		12,668
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,345		8,975
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	96,139	0	1,899,662	0	0
Royalties and Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,042		9,993
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,751	$ 0	65,798	$ 0	$ 0
Franchise [Member]
Disaggregation of Revenue [Line Items]
Revenues	160		99
Financial Service [Member]
Disaggregation of Revenue [Line Items]
Revenues			15,977
Warranty Revenue
Disaggregation of Revenue [Line Items]
Revenues			16,799
Vitamin Shoppe [Member]
Disaggregation of Revenue [Line Items]
Revenues	30,574		1,035,964
Lease Income	0		0
Vitamin Shoppe [Member] | Retail [Member]
Disaggregation of Revenue [Line Items]
Revenues	30,574		1,035,964
Vitamin Shoppe [Member] | Interest [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Membership [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	30,574		1,035,964
Vitamin Shoppe [Member] | Royalties and Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Franchise [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Vitamin Shoppe [Member] | Financial Service [Member]
Disaggregation of Revenue [Line Items]
Revenues			0
Vitamin Shoppe [Member] | Warranty Revenue
Disaggregation of Revenue [Line Items]
Revenues			0
Buddy's [Member]
Disaggregation of Revenue [Line Items]
Revenues	35,722		97,332
Lease Income	23,636		64,267
Buddy's [Member] | Retail [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,498		5,743
Buddy's [Member] | Interest [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
Buddy's [Member] | Membership [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,937		12,668
Buddy's [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,449		4,562
Buddy's [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,498		5,743
Buddy's [Member] | Royalties and Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,042		9,993
Buddy's [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	10,588		27,322
Buddy's [Member] | Franchise [Member]
Disaggregation of Revenue [Line Items]
Revenues	160		99
Buddy's [Member] | Financial Service [Member]
Disaggregation of Revenue [Line Items]
Revenues			0
Buddy's [Member] | Warranty Revenue
Disaggregation of Revenue [Line Items]
Revenues			0
American Freight
Disaggregation of Revenue [Line Items]
Revenues	68,230		896,431
Lease Income	0		0
American Freight | Retail [Member]
Disaggregation of Revenue [Line Items]
Revenues	64,067		857,955
American Freight | Interest [Member]
Disaggregation of Revenue [Line Items]
Revenues	267		1,287
American Freight | Membership [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
American Freight | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,896		4,413
American Freight | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	64,067		857,955
American Freight | Royalties and Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		0
American Freight | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,163		38,476
American Freight | Franchise [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0		0
American Freight | Financial Service [Member]
Disaggregation of Revenue [Line Items]
Revenues			15,977
American Freight | Warranty Revenue
Disaggregation of Revenue [Line Items]
Revenues			$ 16,799